Fair Values of Derivatives Included in Consolidated Balance Sheets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2014 Not designated as hedging instrument Foreign exchange contracts USD ($)	Dec. 31, 2014 Not designated as hedging instrument Foreign exchange contracts CNY	Dec. 31, 2013 Not designated as hedging instrument Foreign exchange contracts CNY	Dec. 31, 2014 Not designated as hedging instrument Interest Rate Swap USD ($)	Dec. 31, 2014 Not designated as hedging instrument Interest Rate Swap CNY	Dec. 31, 2013 Not designated as hedging instrument Interest Rate Swap CNY
Derivatives, Fair Value [Line Items]
Derivative contracts, current assets	$ 789	4,895	$ 4,399	26,632	$ 789	4,895	26,632
Derivative contracts, current liabilities	$ 657	4,077	$ 1,076	6,513				$ 657	4,077	6,513